Earnings per Share - Additional Information (Detail)		12 Months Ended
	Jul. 18, 2017 shares	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2014
Earnings per share [Line Items]
Number of stock options granted		23,860
Number of equivalent common shares upon exercise of stock options granted		2,386,000
Number of common shares issued	1,007,810
Directors and executive officers of the Company and its subsidiary [Member]
Earnings per share [Line Items]
Number of stock options granted	23,860
Number of equivalent common shares upon exercise of stock options granted	2,386,000
Common stock options [member]
Earnings per share [Line Items]
Outstanding stock options, with a dilutive impact on profit per share from continuing operations		5,577,000	9,848,000	22,911,500	20,217,500
Number of equivalent common shares upon exercise of stock options granted		2,386,000	5,773,500
Class A stock options [member]
Earnings per share [Line Items]
Outstanding stock options, with a dilutive impact on profit per share from continuing operations			15,836,500
Employee stock ownership plan [member]
Earnings per share [Line Items]
Number of common shares issued	1,007,810
Stock options and ESOP [member]
Earnings per share [Line Items]
Outstanding stock options, with a dilutive impact on profit per share from continuing operations		5,828,302